Segment Information - Summary of Segment Information (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Segment assets	¥ 20,461,465		¥ 20,419,122	¥ 19,349,164
Provisions for product warranties	284,350
Write-down of inventories recognized as an expense	37,752		32,565	67,768
Unallocated corporate assets [member]
Disclosure of operating segments [line items]
Segment assets	787,022		682,842	519,780
Product warranties [member]
Disclosure of operating segments [line items]
Provisions for product warranties	¥ 212,275	[1]	¥ 247,194	¥ 219,575

[1]	Honda recognizes provisions for product warranties to cover future product warranty expenses. Honda recognizes costs for general warranties on products Honda sells and for specific warranty programs, including product recalls. Honda recognizes general estimated warranty costs at the time products are sold to customers. Honda also recognizes specific estimated warranty program costs when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. These provisions are estimated based on historical warranty claim experience with consideration given to the expected level of future warranty costs as well as current information on repair costs. Provision for product warranties are utilized for expenditures based on the demand from customers and dealers.